Marketable Securities (Held-To-Maturity Securities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Schedule of Held-to-maturity Securities [Line Items]
Amortized cost basis	$ 35,864	[1]	$ 39,632	[1]
Gross unrealized holding gains			89
Gross unrealized holding (losses)	(340)		(243)
Aggregate fair value	35,524	[2]	39,478	[2]
Accrued interest on securities	339		391
Current [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized cost basis	15,328	[1]	15,015	[1]
Gross unrealized holding gains			20
Gross unrealized holding (losses)	(69)		(76)
Aggregate fair value	15,259	[2]	14,959	[2]
Non Current [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized cost basis	20,536	[1]	24,617	[1]
Gross unrealized holding gains			69
Gross unrealized holding (losses)	(271)		(167)
Aggregate fair value	$ 20,265	[2]	$ 24,519	[2]

[1]	Including accrued interest in the amount of US$ 391 thousand and US$ 339 thousand as of December 31, 2013 and 2014 respectively.
[2]	Fair value is being determined using quoted market prices in active markets (Level 1).